Stock options Granted (Details) (USD $)	Options	Weighted-Average Exercise Price USD ($)
Outstanding at Dec. 31, 2010	0	0.00
Issued	1,125,000	2.00
Forfeited	0	0.00
Exercised	0	0.00
Weighted average fair value of options granted during the year at Dec. 31, 2011		$ 2.32
Outstanding . at Dec. 31, 2011	1,125,000	2.00
Exercisable at Dec. 31, 2011	0	0.00
Outstanding at Dec. 31, 2011
Issued.	165,000	4.50
Forfeited.	(165,000)	2.00
Exercised.	0	0.00
Weighted average fair value of options granted during the year. at Dec. 31, 2012		$ 4.26
Outstanding.. at Dec. 31, 2012	1,125,000	2.37
Exercisable . at Dec. 31, 2012	200,000	2.00